Other Financial Data	12 Months Ended
Sep. 30, 2014
Other Financial Data [Abstract]
Other Financial Data
OTHER FINANCIAL DATA

Items reported in earnings during the years ended September 30 include the following:

	2012	2013	2014
Research and development expense	$547	576	541
Depreciation expense	$505	521	518
Rent expense	$395	414	411

The Company leases certain facilities, transportation and office equipment, and various other items under operating lease agreements. Minimum annual rentals under noncancelable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs, will approximate $270 in 2015, $193 in 2016, $131 in 2017, $82 in 2018 and $52 in 2019.

At September 30, 2014 and 2013, other assets included $377 and $438 of pension assets, respectively.  Artesyn assets classified as held-for-sale at September 30, 2013 were $408 in other current assets and $190 in noncurrent assets.

Items reported in accrued expenses include the following:

	2013	2014
Employee compensation	$650	705
Customer advanced payments	$402	455
Product warranty	$183	193

Other liabilities are summarized as follows:

	2013	2014
Pension plans	$539	564
Deferred income taxes	823	572
Postretirement plans, excluding current portion	263	233
Other	688	628
Total	$2,313	1,997

Other operating cash flow is comprised of the following:

	2012	2013	2014
Pension expense	$173	228	153
Stock compensation expense	100	221	143
Deferred income taxes and other	(92)	(63)	(111)
Total	$181	386	185